Document and Entity Information	Dec. 08, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001844135
Document Type	8-K
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	SIERRA LAKE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40803
Entity Tax Identification Number	86-1765431
Entity Address, Address Line One	625 West Adams Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	(331)
Local Phone Number	305-4319
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	SIERU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	SIER
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	SIERW
Security Exchange Name	NASDAQ